INCOME TAXES	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Aug. 31, 2018
Notes to Financial Statements
NOTE 6 - INCOME TAXES

We did not provide any current or deferred U.S. federal income tax provision or benefit for any of the periods presented because we have experienced operating losses since inception. When it is more likely than not that a tax asset cannot be realized through future income the Company must allow for this future tax benefit. We provided a full valuation allowance on the net deferred tax asset, consisting of net operating loss carryforwards, because management has determined that it is more likely than not that we will not earn income sufficient to realize the deferred tax assets during the carryforward period.

The Company is not aware of any uncertain tax position that, if challenged, would have a material effect on the financial statements for the three months ended November 30, 2018 and November 30, 2017 or during the prior three years applicable under FASB ASC 740. We did not recognize any adjustment to the liability for uncertain tax position and therefore did not record any adjustment to the beginning balance of accumulated deficit on the consolidated balance sheet. All tax returns for the Company remain open for examination.

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes. The sources and tax effects of the differences for the periods presented are as follows:

	2018	2017
Income tax provision at the federal statutory rate	21%	35%
Effect on operating losses	(21%)	(35%)
	-	-

The net deferred tax assets consist of the following:

	November 30,
	2018	2017
Net operating loss carry forward	$1,097,175	$36,243
Valuation allowance	(1,097,175)	(36,243)
Net deferred tax asset	$-	$-

A reconciliation of income taxes computed at the statutory rate is as follows:

	November 30,
	2018	2017
Tax at statutory rate	$19,196	$7,968
Increase in valuation allowance	(19,196)	(7,968)
Net deferred tax asset	$-	$-

We did not provide any current or deferred U.S. federal income tax provision or benefit for any of the periods presented because we have experienced operating losses since inception. When it is more likely than not that a tax asset cannot be realized through future income the Company must allow for this future tax benefit.  We provided a full valuation allowance on the net deferred tax asset, consisting of net operating loss carryforwards, because management has determined that it is more likely than not that we will not earn income sufficient to realize the deferred tax assets during the carryforward period.

The Company has not taken a tax position that, if challenged, would have a material effect on the financial statements for the years ended August 31, 2018 and 2017 or during the prior three years applicable under FASB ASC 740. We did not recognize any adjustment to the liability for uncertain tax position and therefore did not record any adjustment to the beginning balance of accumulated deficit on the consolidated balance sheet. All tax returns for the Company remain open.

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes. The sources and tax effects of the differences for the periods presented are as follows:

	2017	2018
Income tax provision at the federal statutory rate	35%	21%
Effect on operating losses	(35%)	(21%)
	-	-

 The net deferred tax assets consist of the following:

	August 31,
	2018	2017
Net operating loss carry forward	$993,192	$13,476
Valuation allowance	(993,192)	(13,476)
Net deferred tax asset	$-	$-

A reconciliation of income taxes computed at the statutory rate is as follows:

	August 31,
	2018	2017
Tax at statutory rate	$204,860	$4,717
Increase in valuation allowance	(204,860)	(4,717)
Net deferred tax asset	$-	$-